Profit appropriation and restricted net assets - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 21,298	$ 18,186
Time deposits	2,091	4,872
Prepaid expenses and other current assets	6,394	3,509
Total current assets	29,783	26,567
Non-current assets
Other non-current assets	348	169
Current liabilities
Accrued expenses and other current liabilities	6,189	4,341
Taxes payables	1,060	186
Total current liabilities	39,130	20,510
Non-current liabilities
Total non-current liabilities	217	547
Total liabilities	39,347	21,057
Shareholders' equity/(deficit):
Additional paid-in capital	338,316	337,407
Surplus reserves	1
Accumulated other comprehensive income/(loss)	(326)	303
Accumulated deficit	(346,365)	(331,166)
Total shareholders' equity/(deficit)	(8,340)	6,577
Noncontrolling interest	149
Total equity/(deficit)	(8,191)	6,577	$ (113,428)	$ (132,866)
Total liabilities and shareholders' equity/(deficit)	31,156	27,634
Class A ordinary shares
Shareholders' equity/(deficit):
Ordinary shares	24	23
Class B ordinary shares
Shareholders' equity/(deficit):
Ordinary shares	10	10
Condensed
Current assets
Cash and cash equivalents	3,605	4,207
Time deposits	1,000	4,872
Prepaid expenses and other current assets	67	$ 642
Other Receivables, Net, Current	71
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]		Related Party [Member]
Total current assets	4,743	$ 9,721
Non-current assets
Amounts due from inter-company entities	14,553	11,425
Other non-current assets	69	69
Total non-current assets	14,622	11,494
Total assets	19,365	21,215
Current liabilities
Accrued expenses and other current liabilities	338	563
Taxes payables	135	135
Total current liabilities	473	698
Non-current liabilities
Amounts due to inter-company entities	5,776	5,824
Deficits of investments in subsidiaries	21,307	8,116
Total non-current liabilities	27,083	13,940
Total liabilities	27,556	14,638
Shareholders' equity/(deficit):
Additional paid-in capital	338,316	337,407
Surplus reserves	1
Accumulated other comprehensive income/(loss)	(326)	303
Accumulated deficit	(346,365)	(331,166)
Total shareholders' equity/(deficit)	(8,340)	6,577
Noncontrolling interest	149
Total equity/(deficit)	(8,191)	6,577
Total liabilities and shareholders' equity/(deficit)	19,365	21,215
Condensed | Class A ordinary shares
Shareholders' equity/(deficit):
Ordinary shares	24	23
Condensed | Class B ordinary shares
Shareholders' equity/(deficit):
Ordinary shares	$ 10	$ 10